Subsequent Events	9 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events [Text Block]

28. Subsequent Events

Subsequent to the period ended December 31, 2025, the Company issued 400,000 common shares under the RSU plan upon the exercise of restricted share units.

Subsequent to the period ended December 31, 2025, the Company issued 9,771,383 November 2025 ATM Shares pursuant to the November 2025 ATM Equity Program for gross proceeds of $29.6 million.  The November 2025 ATM shares were sold at prevailing market prices for an average price per November 2025 ATM Share of $3.03 (C$4.17). Pursuant to the November 2025 Equity Distribution Agreement, a cash commission of $0.9 million on the aggregate gross proceeds raised was paid to the Agents in connection with its services under the November 2025 Equity Distribution Agreement.

Subsequent to the period ended December 31, 2025, the Company sublet its 4 MW facility in Sweden and terminated its operations at the facility and sold its mining assets that were fully depreciated located at the facility for a nominal amount.